Document and Entity Information	May 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001115128
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	Quotient Technology Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36331
Entity Tax Identification Number	77-0485123
Entity Address, Address Line One	1260 East Stringham Avenue
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	(650)
Local Phone Number	605-4600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	QUOT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE